Business and credit concentrations	12 Months Ended
Mar. 31, 2020
Business and credit concentrations
Business and credit concentrations

23           Business and credit concentrations

The operation of cord blood banks in the PRC is regulated by certain laws and regulations. Due to the lack of a consistent and well-developed regulatory framework, operation in the cord blood banking industry in the PRC involves significant ambiguities, uncertainties and risks. The industry is highly regulated and any unilateral changes in regulations by the authorities may have a significant adverse impact on the Group's results of operations.

All of the Group’s customers are located in the PRC. Revenues from and accounts receivable due from customers are individually immaterial. The Group derives a substantial portion of net revenues from the entities in the Beijing municipality, Guangdong and Zhejiang provinces. Revenues derived from the subsidiary in the Beijing municipality accounted for 23.7%,  23.8% and 21.2% of revenues for the years ended March 31, 2018, 2019 and 2020, respectively. Revenues derived from the subsidiary in the Guangdong province accounted for 62.0%,  61.0% and 62.9% of revenues for the years ended March 31, 2018, 2019 and 2020, respectively. Revenues derived from the subsidiary in the Zhejiang province accounted for 14.3%,  15.2% and 15.9% of revenues for the years ended March 31, 2018, 2019 and 2020, respectively. As a result of this geographic concentration, the results of operations are significantly affected by economic conditions in the Beijing municipality, Guangdong and Zhejiang provinces. Furthermore, any change in number of newborns in the Beijing municipality, Guangdong and Zhejiang provinces could significantly impact our operations. Deterioration in economic conditions in these markets could decrease the demand for our business, which in turn could negatively impact our operations and business prospects.

The Group purchases raw materials from a few major suppliers. Management believes that other suppliers could provide similar raw materials on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would adversely affect the Company’s business, financial position and results of operations. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

		Year ended March 31,
Suppliers	Note	2018		2019		2020
		RMB	%	RMB	%	RMB	US$	%

Beijing Jingjing Jiahong Medical Equipment Co., Ltd.	(i)	—	—	—	—	29,960	4,231	32
Beijing Jingjing Medical Equipment Co., Ltd.	(ii)	—	—	23,741	30	—	—	—
China Bright Group Co. Limited	(iii)	18,759	24	—	—	12,811	1,809	14
Hangzhou Baitong Biological Technology Co., Ltd.	(iv)	7,670	10	—	—	—	—	—
Beijing Chengmao Xingye Technology Development Co., Ltd.	(v)	7,711	10	—	—	—	—	—
Total		34,140	44	23,741	30	42,771	6,040	46

The following is individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance in respective years:

		March 31,
	Note	2019		2020
		RMB	%	RMB	US$	%
Beijing Jingjing Medical Equipment Co., Ltd.	(vi)	10,715	32	—	—	—

Notes:

(i)	The purchases from Beijing Jingjing Jiahong Medical Equipment Co., Ltd. were less than 10% of gross purchases for the years ended March 31, 2018 and 2019.

(ii)	The purchases from Beijing Jingjing were less than 10% of gross purchases for the years ended March 31, 2018 and 2020.

(iii)	The purchases from China Bright Group Co. Limited were less than 10% of gross purchases for the year ended March 31, 2019.

(iv)	The purchases from Hangzhou Baitong Biological Technology Co., Ltd were less than 10% of gross purchases for the years ended March 31, 2019 and 2020.

(v)	The purchases from Beijing Chengmao Xingye Technology Development Co., Ltd. were less than 10% of gross purchases for the years ended March 31, 2019 and 2020.

(vi)	None of the individual accounts payable due to major suppliers exceeded 10% of outstanding accounts payable balance as of March 31, 2020.